Acquisitions - Narrative (Details) $ in Millions					3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 05, 2024 USD ($) Film	Dec. 27, 2023 USD ($)	Jun. 26, 2023 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Business Acquisition [Line Items]
Purchase of feature film titles										200
Film cost										$ 191.4
Film, monetized in film group, amortization expense			$ 10.0	$ 10.0					$ 1,347.8	1,649.3	$ 1,497.5	$ 171.4
Aggregate cash price		$ 385.1
Acquisition related costs									$ 9.4
Finite-lived intangible asset, useful life									5 years
Loss before income taxes					$ 11.6	$ (38.5)	$ (136.7)	$ (36.0)	$ (72.7)	5.4	11.2
Revenue									2,986.4	3,083.8	$ 2,716.3
Number of films acquired | Film	46
Variable interest entity, initial consolidation, gain (loss)	$ 0.0
Total assets					5,374.5		5,374.5		5,103.0	4,412.7
Liabilities					6,324.6		6,324.6		6,129.9	$ 4,848.0
CP LG Library Holdings, LLC
Business Acquisition [Line Items]
Asset acquisition, consideration transferred	68.6
Variable Interest Entity, Primary Beneficiary
Business Acquisition [Line Items]
Total assets					72.6		72.6
Liabilities					$ 12.3		12.3
eOne
Business Acquisition [Line Items]
Consideration transferred		$ 373.1					373.1
Pro forma impairment of goodwill and trade name at eOne							$ 296.2
eOne | Trade Names
Business Acquisition [Line Items]
Weighted average useful life (in years)		5 years
CP LG Library Holdings, LLC
Business Acquisition [Line Items]
Consideration transferred	$ 35.0
Percentage of voting interests acquired	51.00%
CP LG Library Holdings, LLC
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners	49.00%
E One
Business Acquisition [Line Items]
Loss before income taxes									113.8
Revenue									$ 4.9
Minimum
Business Acquisition [Line Items]
Estimated useful life									5 years
Finite-lived intangible asset, useful life									5 years
Minimum | eOne | Film and Television Library
Business Acquisition [Line Items]
Weighted average useful life (in years)		5 years
Maximum
Business Acquisition [Line Items]
Estimated useful life									10 years
Finite-lived intangible asset, useful life									15 years
Maximum | eOne | Film and Television Library
Business Acquisition [Line Items]
Weighted average useful life (in years)		10 years